REVENUES (Detail Textuals)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue		11.50%	10.00%
Customer one [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	12.10%
Customer two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	11.30%